Long Term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Short Term Debt/Long Term Debt [Abstract]
Schedule of long term debt

	Linkage	Interest	December 31,
	basis	rate	2016	2017
		%
Loan from banks and other	NIS	2.6-5	$31,714	$34,447	(1)
Dividend payable to redeemable non-controlling interest	NIS		2,341	-
Other long term debt			159	136

			$34,214	$34,583
Current maturities	NIS		(4,458)	(6,769)

			29,756	27,814

(1)	On November 2016, the Company obtained a loan in the amount of $ 31,356 linked to the New Israel shekel from an Israeli financial institution. The principal amount of the loan is payable in seven equal annual installments with the final payment due on November 2, 2023 and bears a fixed interest rate of 2.60% per annum, payable in two semi-annual payments.